John Hancock Variable Insurance Trust

Supplement dated February 29, 2016

to the Prospectus dated April 27, 2015

American Growth Trust (the “fund”)

The following replaces the portfolio manager information under the heading “Portfolio management”:

Gregory D. Johnson Partner - Capital World Investors Managed the fund since 2007	Michael T. Kerr Partner - Capital World Investors Managed the fund since 2005	Ronald B. Morrow Partner - Capital World Investors Managed the fund since 2003
Andraz Razen Vice President - Capital World Investors Managed the fund since 2013	Martin Romo Partner - Capital World Investors Managed the fund since 2016	Alan J. Wilson Partner - Capital World Investors Managed the fund since 2014

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to include Martin Romo as a Portfolio Manager of Growth Fund, a series of American Funds Insurance Series, the master fund of which American Global Trust is a feeder, and to remove Donnalisa Parks Barnum as a Portfolio Manager of Growth Fund.

Portfolio Manager	Primary Title with Investment Advisor (or Affiliate) and Investment Experience During Past Five Years	Portfolio Manager’s Role in Management of the Funds
Martin Romo	Partner - Capital World Investors Investment professional for 23 years in total; 22 years with Capital Research and Management Company or affiliate	Serves as an equity portfolio manager for Global Growth Fund, Growth Fund and Income Fund

American Asset Allocation Trust (the “fund”)

The following replaces the portfolio manager information under the heading “Portfolio management”:

Alan N. Berro President; Partner - Capital World Investors Managed the fund since 2000	J. David Carpenter Partner - Capital World Investors Managed the fund since 2013	David A. Daigle Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2009
Jeffrey T. Lager Partner - Capital World Investors Managed the fund since 2007	James R. Mulally Partner - Capital Fixed Income Investors, Capital Research and Management Company Managed the fund since 2006

The information in the “Subadvisors and Portfolio Managers” section of the prospectus under the heading “Capital Research and Management Company (“CRMC”)” is amended to remove Eugene P. Stein as a Portfolio Manager of Asset Allocation Fund, a series of American Funds Insurance Series, the master fund of which American Asset Allocation Trust is a feeder.

You should read this Supplement in conjunction with the Prospectus and retain it for future reference.